RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details 3) In Millions, unless otherwise specified	Dec. 31, 2013 Foreign exchange contracts - United States or Euro dollar forwards - purchase USD ($)	Dec. 31, 2013 Foreign exchange contracts - United States or Euro dollar forwards - purchase EUR (€)	Dec. 31, 2012 Foreign exchange contracts - United States or Euro dollar forwards - purchase USD ($)	Dec. 31, 2012 Foreign exchange contracts - United States or Euro dollar forwards - purchase EUR (€)	Dec. 31, 2013 Foreign exchange contracts - United States dollar forwards - sell USD ($)	Dec. 31, 2012 Foreign exchange contracts - United States dollar forwards - sell USD ($)	Dec. 31, 2013 Interest rate contracts - short-term borrowings CAD	Dec. 31, 2012 Interest rate contracts - short-term borrowings CAD	Dec. 31, 2013 Interest rate contracts - long-term debt CAD	Dec. 31, 2012 Interest rate contracts - long-term debt CAD	Dec. 31, 2013 Equity contracts CAD	Dec. 31, 2012 Equity contracts CAD	Dec. 31, 2013 Commodity contracts Natural gas MMcf	Dec. 31, 2012 Commodity contracts Natural gas MMcf	Dec. 31, 2013 Commodity contracts Crude oil MMBbls	Dec. 31, 2012 Commodity contracts Crude oil MMBbls	Dec. 31, 2013 Commodity contracts NGL MMBbls	Dec. 31, 2012 Commodity contracts NGL MMBbls	Dec. 31, 2013 Commodity contracts Power MWh	Dec. 31, 2012 Commodity contracts Power MWh
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
2014 / 2013	$ 710	€ 5	$ 558	€ 6	$ 2,795	$ 2,088	5,007	3,644	5,736	4,590	40	39
2015 / 2014	25	28	468		2,751	2,402	5,210	3,591	1,779	3,055	41	36
2016 / 2015	25		25		2,323	2,751	5,030	3,455	1,814	1,760
2017 / 2016	413		25		2,557	2,323	3,965	3,157	1,090	1,142
2018 / 2017	2		413		1,649	2,557	274	2,841
Thereafter	$ 4		$ 6		$ 3,771	$ 158	267	171
2014 / 2013													17,000	55,000	(34)	37	(10)	1
2014 / 2013																			55	51
2015 / 2014													(8,000)	19,000	(29)	38	(2)	2
2015 / 2014																			5	67
2016 / 2015													10,000	10,000	(23)	29
2016 / 2015																			20	48
2017 / 2016													11,000	10,000	(18)	23
2017 / 2016																			40	63
2018 / 2017													46,000	11,000	(9)	18
2018 / 2017																			30	83
Thereafter														3,000		9
Thereafter																			8	66